Pension plan obligations (Details 7) - G 1 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of services, net	R$ 5,799
Interest costs	274,718
Net profitability on financial assets	(274,265)
Expenditures to be recognized by the employer	R$ 6,252